Property and Equipment	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

3.	Property and Equipment

Property and equipment consist of the following (in thousands):

	September 30, 2022	December 31, 2021

Leasehold improvements	$130	$130
Office equipment	98	64
Tools and plant equipment	1,629	830
Vehicles	70	59

Less—Accumulated depreciation	(203)	(103)
Property and equipment, net	$1,724	$980

Depreciation expense for the three months ended September 30, 2022 and September 30, 2021 was $77 thousand and $5 thousand, respectively. Depreciation expense for the nine months ended September 30, 2022 and September 30, 2021 was $251 thousand $12 thousand, respectively. Property and equipment includes tools and plant equipment obtained under capital lease in the amount of $240 thousand. The equipment is being depreciated over 5 years. The capital lease was entered into on July 1, 2022 and is payable over 18 months at 7% interest with monthly installments of $14 thousand. The company had an outstanding balance of $193 thousand on the capital lease at September 30, 2022